Net Loss Per Share - Schedule of Net Loss Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Numerator:
Net loss attributable to common shareholders, basic		$ (42,051)	$ (15,140)	$ (62,655)	$ (27,345)
Net loss attributable to common shareholders, diluted		$ (42,051)	$ (15,140)	$ (62,655)	$ (27,345)
Denominator:
Weighted average common shares outstanding, basic (in shares)	[1]	299,964,510	55,786,865	186,551,397	55,718,926
Weighted average common shares outstanding, diluted (in shares)	[1]	299,964,510	55,786,865	186,551,397	55,718,926
Net loss per share attributable to common shareholders, basic (in dollars per share)	[1]	$ (0.14)	$ (0.27)	$ (0.34)	$ (0.49)
Net loss per share attributable to common shareholders, diluted (in dollars per share)	[1]	$ (0.14)	$ (0.27)	$ (0.34)	$ (0.49)

[1]	Net loss per share and weighted average shares outstanding have been retroactively recast after giving effect to the Reverse Recapitalization.